Schedule of Investments (unaudited) July 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
BWX Technologies Inc.	27,157	$1,464,034
HEICO Corp.(a)	11,857	1,621,445
HEICO Corp., Class A	20,510	2,161,549
Teledyne Technologies Inc.(b)	10,351	3,015,039
TransDigm Group Inc.(b)	13,986	6,789,364

		15,051,431

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	26,332	1,776,883

Banks — 0.8%
First Republic Bank/CA	47,105	4,680,353

Biotechnology — 5.1%
Alnylam Pharmaceuticals Inc.(a)(b)	27,131	2,105,094
BioMarin Pharmaceutical Inc.(b)	51,161	4,058,090
Bluebird Bio Inc.(a)(b)	15,764	2,068,710
Exact Sciences Corp.(b)	36,893	4,246,753
Exelixis Inc.(b)	86,139	1,832,177
Incyte Corp.(b)	50,877	4,320,475
Ionis Pharmaceuticals Inc.(b)	40,148	2,644,147
Neurocrine Biosciences Inc.(b)	26,116	2,517,321
Sage Therapeutics Inc.(b)	14,631	2,345,935
Sarepta Therapeutics Inc.(a)(b)	19,948	2,969,260
Seattle Genetics Inc.(b)	30,909	2,340,120

		31,448,082

Building Products — 0.9%
Allegion PLC	26,865	2,781,602
Lennox International Inc.	10,078	2,584,806

		5,366,408

Capital Markets — 3.0%
E*TRADE Financial Corp.	69,943	3,412,519
FactSet Research Systems Inc.	10,935	3,032,275
LPL Financial Holdings Inc.	23,835	1,999,041
MarketAxess Holdings Inc.	10,768	3,629,247
Morningstar Inc.	5,254	798,503
MSCI Inc.	24,198	5,498,754

		18,370,339

Chemicals — 0.5%
FMC Corp.	37,605	3,249,824

Commercial Services & Supplies — 2.0%
Cintas Corp.	24,212	6,305,773
Copart Inc.(b)	57,637	4,468,597
Rollins Inc.	42,060	1,410,272

		12,184,642

Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	15,110	4,131,829
Ubiquiti Networks Inc.	5,457	702,480

		4,834,309

Construction Materials — 1.6%
Martin Marietta Materials Inc.	17,872	4,427,788
Vulcan Materials Co.	37,747	5,222,297

		9,650,085

Consumer Finance — 0.3%
Credit Acceptance Corp.(b)	3,442	1,645,379

Distributors — 0.3%
Pool Corp.	11,357	2,150,675

Security	Shares	Value

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions Inc.(b)	16,729	$2,543,979
Grand Canyon Education Inc.(b)	13,817	1,502,875

		4,046,854

Diversified Telecommunication Services — 0.3%
Zayo Group Holdings Inc.(b)	57,983	1,955,767

Electronic Equipment, Instruments & Components — 2.7%
CDW Corp./DE	41,717	4,929,281
Cognex Corp.	49,062	2,159,218
FLIR Systems Inc.	38,656	1,919,657
IPG Photonics Corp.(a)(b)	10,190	1,334,992
Keysight Technologies Inc.(b)	53,792	4,815,460
National Instruments Corp.	31,980	1,335,485

		16,494,093

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	147,194	3,737,255
Helmerich & Payne Inc.	31,629	1,571,329

		5,308,584

Entertainment — 1.3%
Live Nation Entertainment Inc.(a)(b)	39,971	2,880,311
Madison Square Garden Co. (The), Class A(b)	4,952	1,436,278
Take-Two Interactive Software Inc.(a)(b)	32,187	3,943,551

		8,260,140

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Campus Communities Inc.	39,181	1,831,712
American Homes 4 Rent, Class A	74,493	1,803,476
CyrusOne Inc.	32,360	1,857,464
Regency Centers Corp.	47,771	3,186,326
SBA Communications Corp.(b)	32,374	7,944,903
Vornado Realty Trust	49,582	3,189,114

		19,812,995

Food Products — 1.7%
Lamb Weston Holdings Inc.	41,790	2,804,945
McCormick & Co. Inc./MD, NVS	34,999	5,548,741
Post Holdings Inc.(b)	19,085	2,046,294

		10,399,980

Health Care Equipment & Supplies — 7.0%
Abiomed Inc.(a)(b)	12,897	3,592,588
Align Technology Inc.(b)	20,813	4,351,582
Cooper Companies Inc. (The)	14,144	4,772,186
DexCom Inc.(b)	26,015	4,080,973
Hill-Rom Holdings Inc.	19,091	2,035,864
IDEXX Laboratories Inc.(b)	24,586	6,934,481
Insulet Corp.(b)	17,073	2,098,955
Masimo Corp.(b)	14,044	2,216,845
ResMed Inc.	40,991	5,275,542
Teleflex Inc.	13,190	4,481,171
West Pharmaceutical Services Inc.	20,994	2,881,846

		42,722,033

Health Care Providers & Services — 1.0%
Chemed Corp.	4,551	1,844,930
WellCare Health Plans Inc.(b)	14,375	4,129,219

		5,974,149

Health Care Technology — 2.1%
Cerner Corp.	93,027	6,665,385
Veeva Systems Inc., Class A(b)	36,537	6,061,488

		12,726,873

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill Inc.(b)	6,970	$5,544,844
Domino’s Pizza Inc.	11,744	2,871,760
Dunkin’ Brands Group Inc.	23,629	1,894,101
Hilton Worldwide Holdings Inc.	83,205	8,033,443
Planet Fitness Inc., Class A(a)(b)	24,118	1,897,122
Vail Resorts Inc.	11,489	2,832,268
Wynn Resorts Ltd.	27,707	3,603,849

		26,677,387

Household Durables — 0.5%
NVR Inc.(b)	965	3,227,095

Household Products — 0.9%
Church & Dwight Co. Inc.	70,381	5,309,543

Insurance — 1.3%
Brown & Brown Inc.	66,839	2,401,525
Erie Indemnity Co., Class A, NVS	5,667	1,262,438
Markel Corp.(b)	3,955	4,405,593

		8,069,556

Interactive Media & Services — 2.1%
IAC/InterActiveCorp.(b)	22,416	5,358,545
Snap Inc., Class A, NVS(b)	216,088	3,630,278
TripAdvisor Inc.(b)	29,642	1,308,694
Zillow Group Inc., Class A(a)(b)	14,216	708,526
Zillow Group Inc., Class C, NVS(a)(b)	33,391	1,668,214

		12,674,257

Internet & Direct Marketing Retail — 3.2%
Etsy Inc.(a)(b)	34,324	2,300,394
Expedia Group Inc.	39,571	5,252,655
GrubHub Inc.(a)(b)	26,103	1,765,346
MercadoLibre Inc.(b)	12,830	7,972,819
Wayfair Inc., Class A(a)(b)	18,334	2,404,687

		19,695,901

IT Services — 11.8%
Akamai Technologies Inc.(b)	46,910	4,134,178
Black Knight Inc.(b)	40,714	2,578,011
Broadridge Financial Solutions Inc.	33,218	4,222,672
EPAM Systems Inc.(b)	14,841	2,876,038
Euronet Worldwide Inc.(b)	14,870	2,318,382
FleetCor Technologies Inc.(b)	24,637	7,001,096
Gartner Inc.(b)	25,754	3,588,305
Global Payments Inc.	44,792	7,521,473
GoDaddy Inc., Class A(b)	50,235	3,686,244
Jack Henry & Associates Inc.	22,083	3,084,995
Okta Inc.(b)	29,681	3,883,165
Square Inc., Class A(a)(b)	90,361	7,265,928
Total System Services Inc.	46,529	6,314,916
Twilio Inc., Class A(a)(b)	33,445	4,652,534
VeriSign Inc.(b)	29,982	6,328,900
WEX Inc.(b)	12,376	2,698,834

		72,155,671

Life Sciences Tools & Services — 4.5%
Agilent Technologies Inc.	90,332	6,269,944
Bio-Rad Laboratories Inc., Class A(b)	5,732	1,805,007
Bio-Techne Corp.	10,835	2,276,975
Bruker Corp.	28,708	1,373,678
Charles River Laboratories International Inc.(b)	13,939	1,875,353
Mettler-Toledo International Inc.(a)(b)	7,091	5,366,114
PerkinElmer Inc.	31,741	2,733,535

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(b)	16,903	$1,688,779
Waters Corp.(b)	19,853	4,180,248

		27,569,633

Machinery — 3.5%
Graco Inc.	47,582	2,287,743
IDEX Corp.	21,642	3,640,617
Nordson Corp.	14,802	2,096,851
Toro Co. (The)	30,467	2,218,607
WABCO Holdings Inc.(b)	14,627	1,936,761
Wabtec Corp.	46,287	3,595,574
Woodward Inc.	15,962	1,788,382
Xylem Inc./NY	51,437	4,129,877

		21,694,412

Media — 0.3%
Cable One Inc.	1,419	1,726,639

Metals & Mining — 0.3%
Royal Gold Inc.	18,726	2,143,191

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings Inc.(b)	14,895	1,261,458

Oil, Gas & Consumable Fuels — 3.1%
Cabot Oil & Gas Corp.	120,973	2,317,843
Cheniere Energy Inc.(b)	63,263	4,121,584
Cimarex Energy Co.	29,050	1,471,963
Concho Resources Inc.	57,332	5,600,190
Diamondback Energy Inc.	44,250	4,576,777
WPX Energy Inc.(b)	113,590	1,185,880

		19,274,237

Pharmaceuticals — 1.2%
Catalent Inc.(b)	41,629	2,351,622
Elanco Animal Health Inc.(b)	106,538	3,511,493
Nektar Therapeutics(a)(b)	49,898	1,420,097

		7,283,212

Professional Services — 4.0%
CoStar Group Inc.(b)	10,446	6,428,468
IHS Markit Ltd.(b)	103,968	6,697,619
TransUnion	53,538	4,432,411
Verisk Analytics Inc.	46,787	7,098,524

		24,657,022

Road & Rail — 0.6%
LYFT Inc., Class A(a)(b)	9,550	581,308
Old Dominion Freight Line Inc.	18,519	3,092,303

		3,673,611

Semiconductors & Semiconductor Equipment — 1.9%
Cree Inc.(b)	30,047	1,868,323
Cypress Semiconductor Corp.	104,524	2,400,916
Mellanox Technologies Ltd.(b)	13,357	1,504,265
Monolithic Power Systems Inc.	11,308	1,675,393
Universal Display Corp.(a)	12,135	2,561,456
Versum Materials Inc.	31,171	1,620,269

		11,630,622

Software — 13.3%
ANSYS Inc.(b)	23,989	4,872,646
Aspen Technology Inc.(b)	19,700	2,597,839
Cadence Design Systems Inc.(b)	80,335	5,937,560
CDK Global Inc.	34,767	1,803,364
Ceridian HCM Holding Inc.(b)	19,338	1,030,909

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Coupa Software Inc.(a)(b)	15,592	$2,115,990
DocuSign Inc.(b)	6,920	357,902
Dropbox Inc., Class A(b)	55,956	1,318,323
Fair Isaac Corp.(b)	8,293	2,881,154
Fortinet Inc.(b)	41,492	3,332,223
Guidewire Software Inc.(a)(b)	23,255	2,373,870
HubSpot Inc.(b)	11,188	1,999,519
New Relic Inc.(b)	13,294	1,238,602
Nutanix Inc., Class A(b)	42,797	971,492
Palo Alto Networks Inc.(b)	27,437	6,215,578
Paycom Software Inc.(b)	14,039	3,379,889
Pegasystems Inc.	10,622	803,023
Proofpoint Inc.(b)	15,926	2,009,861
PTC Inc.(b)	29,615	2,007,305
RealPage Inc.(a)(b)	21,114	1,319,203
RingCentral Inc., Class A(a)(b)	20,112	2,855,502
Splunk Inc.(a)(b)	42,926	5,808,317
SS&C Technologies Holdings Inc.	62,195	2,982,250
Synopsys Inc.(b)	42,852	5,689,032
Tableau Software Inc., Class A(b)	20,584	3,489,606
Trade Desk Inc. (The), Class A(b)	10,454	2,752,643
Tyler Technologies Inc.(b)	10,962	2,557,983
VMware Inc., Class A	21,756	3,796,204
Zendesk Inc.(b)	31,327	2,617,684
Zscaler Inc.(a)(b)	4,268	359,664

		81,475,137

Specialty Retail — 1.8%
Burlington Stores Inc.(a)(b)	18,993	3,432,985
Five Below Inc.(b)	16,019	1,881,591
Ulta Salon Cosmetics & Fragrance Inc.(b)	15,872	5,543,296

		10,857,872

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(b)	30,200	5,770,918

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	53,818	$1,241,581
Under Armour Inc., Class C, NVS(a)(b)	55,646	1,131,840

		8,144,339

Trading Companies & Distributors — 0.8%
Fastenal Co.	163,546	5,037,217

Total Common Stocks — 100.0% (Cost: $476,448,031)		612,347,890

Short-Term Investments

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	49,417,418	49,442,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	311,000	311,000

		49,753,126

Total Short-Term Investments — 8.1% (Cost: $49,743,275)		49,753,126

Total Investments in Securities — 108.1% (Cost: $526,191,306)		662,101,016

Other Assets, Less Liabilities — (8.1)%		(49,509,916)

Net Assets — 100.0%		$612,591,100

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	36,772,170	12,645,248	49,417,418	$49,442,126	$30,958	(a)	$419	$4,872
BlackRock Cash Funds: Treasury, SL Agency Shares	218,923	92,077	311,000	311,000	1,762		—	—

				$49,753,126	$32,720		$419	$4,872

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Morningstar Mid-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$612,347,890	$—	$—	$612,347,890
Money Market Funds	49,753,126	—	—	49,753,126

	$662,101,016	$—	$—	$662,101,016

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4